Nature of operations and reorganizations - Summary of major subsidiaries, VIE and VIE's subsidiaries (Details)	Dec. 31, 2021
Beijing Yueke Technology Co., Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Shanghai Wuke Information Technology Co., Ltd. ("Shanghai Wuke")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Beijing Wuxin Technology Co., Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Shenzhen Wuxin Technology Co., Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Ningbo Wuxin Information Technology Co., Ltd. ("Ningbo Wuxin")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic ownership (as a percent)	100.00%